Document And Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	OPKO Health, Inc.
Entity Central Index Key	0000944809
Entity Emerging Growth Company	false
Entity File Number	001-33528
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2402409
Entity Address, Address Line One	4400 Biscayne Blvd.
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	305
Local Phone Number	575-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OPK
Security Exchange Name	NASDAQ